BRS-Q1

Quarterly Report
August 31, 2026
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.9%
Applied Aerospace & Defense, Inc. (a)	28,466	$375,751
CACI International, Inc., “A” (a)	2,491	1,551,918
Hexcel Corp.	1,625	150,589
Karman Holdings, Inc. (a)	11,531	477,960
Moog, Inc., “A”	9,547	3,546,710
York Space Systems, Inc. (a)(l)	17,122	155,639
		$6,258,567
Apparel, Footwear, & Accessories – 1.4%
Columbia Sportswear Co.	15,875	$911,225
Reformation, Inc. (a)	69,144	989,451
Wolverine World Wide, Inc.	137,595	2,714,749
		$4,615,425
Auto & Auto Components – 2.0%
Group 1 Automotive, Inc.	5,505	$1,483,818
Methode Electronics, Inc.	71,456	1,302,643
Modine Manufacturing Co. (a)	8,391	1,497,206
Visteon Corp.	21,071	2,145,449
		$6,429,116
Brokerage & Asset Managers – 1.6%
GCM Grosvenor, Inc., “A”	157,004	$2,165,085
Hamilton Lane, Inc., “A”	8,717	948,584
Marex Group Ltd.	5,834	422,848
PJT Partners, Inc.	9,066	1,635,416
		$5,171,933
Business Services – 2.0%
BlueLinx Holdings, Inc. (a)	2,868	$228,379
Concentrix Corp.	21,292	640,889
Constellium SE (a)	27,792	734,542
GigaCloud Technology, Inc. (a)	15,818	767,647
Innodata, Inc. (a)	1,452	81,922
Power Solutions International, Inc. (a)	6,241	226,611
Rackspace Technology, Inc. (a)	25,001	78,253
Remitly Global, Inc. (a)	44,186	1,181,534
TriNet Group, Inc.	29,965	2,106,240
WEX, Inc. (a)	1,989	379,064
		$6,425,081
Chemicals – 2.1%
Avient Corp.	83,362	$3,672,930
BioLife Solutions, Inc. (a)	13,490	500,074
Element Solutions, Inc.	77,486	2,753,853
		$6,926,857
Construction – 0.8%
Knife River Corp. (a)	1,860	$116,622
Simpson Manufacturing Co., Inc.	9,078	1,657,734
SiteOne Landscape Supply, Inc. (a)	9,742	959,879
		$2,734,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
e.l.f. Beauty, Inc. (a)	9,834	$1,072,398
Helen of Troy Ltd. (a)	20,445	615,394
Herbalife Ltd. (a)	59,772	656,894
Newell Brands, Inc. (l)	276,029	1,725,181
Prestige Consumer Healthcare, Inc. (a)	37,002	1,915,964
		$5,985,831
Consumer Services – 2.9%
Coursera, Inc. (a)	93,971	$612,691
Covista, Inc. (a)	19,135	2,532,135
Grand Canyon Education, Inc. (a)	19,996	2,962,007
Life Time Group Holdings, Inc. (a)	35,884	1,507,846
Phoenix Educations Partners, Inc.	53,365	1,553,455
StubHub Holdings, Inc. (a)	26,426	168,598
		$9,336,732
Diversified Financial Services – 2.9%
Bread Financial Holdings, Inc.	27,860	$2,910,534
Bullish (a)(l)	10,015	340,811
Gold.com, Inc.	18,526	833,114
LendingTree, Inc. (a)	14,101	395,392
PROG Holdings, Inc.	26,190	998,625
Sezzle, Inc. (a)	2,457	296,191
SLM Corp.	142,518	3,701,193
		$9,475,860
Electrical Equipment – 0.7%
EnerSys	5,246	$964,529
Powell Industries, Inc.	3,242	582,685
Versigent PLC	16,832	797,837
		$2,345,051
Energy - Independent – 3.4%
California Resources Corp.	7,251	$384,520
Chord Energy Corp.	17,462	2,568,835
Delek U.S. Holdings, Inc.	3,873	287,919
Par Pacific Holdings, Inc. (a)	30,724	2,455,462
PBF Energy, Inc., “A”	32,938	2,404,145
Peabody Energy Corp.	4,362	129,508
Riley Exploration Permian, Inc.	4,936	192,652
SM Energy Co.	41,344	1,537,170
Talos Energy, Inc. (a)	69,443	1,198,586
		$11,158,797
Energy - Renewables – 0.3%
Green Plains, Inc. (a)	60,356	$872,144
Engineering - Construction – 2.3%
Argan, Inc.	1,709	$726,308
Centuri Holdings, Inc. (a)	12,302	251,084
Legence Corp., “A” (a)	40,042	2,145,050
MYR Group, Inc. (a)	13,853	4,037,041
Primoris Services Corp.	5,448	392,855
		$7,552,338
Entertainment & Leisure – 3.2%
Brunswick Corp.	47,706	$3,620,886
Corsair Gaming, Inc. (a)	281,736	3,423,092
Madison Square Garden Entertainment Corp. (a)	6,160	478,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – continued
Outfront Media, Inc., REIT	43,640	$1,282,143
Quad/Graphics, Inc.	99,602	1,001,996
Scholastic Corp.	13,594	522,010
USA Today Co., Inc. (a)	18,034	113,434
		$10,442,131
Food & Beverages – 0.5%
Once Upon a Farm PBC (a)(l)	65,357	$1,131,983
Vita Coco Co., Inc. (a)	6,221	365,266
		$1,497,249
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	127,685	$1,576,910
Hardware, Peripherals, & Assembly – 2.4%
Adtran Holdings, Inc. (a)	70,122	$543,446
Box, Inc., “A” (a)	23,654	846,340
EPAM Systems, Inc. (a)	5,470	644,530
Fastly, Inc., “A” (a)	13,445	306,412
Insight Enterprises, Inc. (a)	10,146	1,593,125
NETGEAR, Inc. (a)	7,517	159,060
nLIGHT, Inc. (a)	12,548	530,404
Pitney Bowes, Inc.	30,294	518,936
Q2 Holdings, Inc. (a)	30,084	1,956,663
ScanSource, Inc. (a)	12,505	713,910
		$7,812,826
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	955	$189,825
Insurance – 3.7%
Hanover Insurance Group, Inc.	16,374	$3,702,325
Lincoln National Corp.	111,479	4,747,891
Voya Financial, Inc.	34,075	3,452,479
		$11,902,695
Internet – 0.1%
Taboola.com Ltd. (a)	63,521	$236,933
Machinery & Tools – 4.7%
AGCO Corp.	16,421	$1,942,769
Flowserve Corp.	45,118	3,568,383
Helios Technologies, Inc.	11,504	840,022
Hillman Solutions Corp. (a)	61,355	472,433
Kadant, Inc.	7,836	2,344,061
NPK International, Inc. (a)	57,411	762,418
Terex Corp.	49,198	3,124,565
Timken Co.	17,896	2,155,573
		$15,210,224
Media – 0.4%
Starz Entertainment Corp. (a)	45,272	$1,198,576
Medical & Health Technology & Services – 3.6%
Accendra Health, Inc. (a)	60,116	$72,740
Agilon Health, Inc. (a)	7,654	672,710
AMN Healthcare Services, Inc. (a)	43,283	1,483,741
Aveanna Healthcare Holdings (a)	22,101	296,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Azenta, Inc. (a)	45,826	$1,496,219
Brightspring Health Services (a)	4,463	260,639
Diversified Healthcare Trust, REIT	31,326	237,138
Fortrea Holdings, Inc. (a)	22,732	417,587
Ginkgo Bioworks Holdings, Inc. (a)	30,108	205,035
Heartflow, Inc. (a)	55,161	2,779,563
Lumexa Imaging Holdings, Inc. (a)	65,122	759,974
Minimed Group, Inc. (a)(l)	33,383	676,340
Nutex Health, Inc. (a)	2,827	533,625
Option Care Health, Inc. (a)	27,558	646,235
Teladoc Health, Inc. (a)	173,036	1,097,048
		$11,635,189
Medical Equipment – 4.2%
Anika Therapeutics, Inc. (a)	45,877	$957,453
AtriCure, Inc. (a)	73,263	3,542,266
Avantor, Inc. (a)	27,609	401,435
Bio-Rad Laboratories, Inc., “A” (a)	1,659	640,573
Butterfly Network, Inc. (a)	37,266	294,029
CareDx, Inc. (a)	14,439	723,538
Caris Life Sciences, Inc. (a)	16,421	418,571
Embecta Corp.	142,894	734,475
Envista Holdings Corp. (a)	167,547	4,547,226
iRhythm Technologies, Inc. (a)	9,385	1,116,252
Myriad Genetics, Inc. (a)	84,933	273,484
		$13,649,302
Metals & Mining – 1.8%
Caledonia Mining Corp. PLC	17,047	$431,460
Century Aluminum Co. (a)	34,138	1,562,496
Ferroglobe PLC	123,921	509,315
Hecla Mining Co.	16,429	326,444
Ryerson Holding Corp.	19,226	481,804
SSR Mining, Inc.	64,827	2,438,143
		$5,749,662
Network & Telecom – 0.6%
Planet Labs PBC (a)	13,239	$262,794
Viasat, Inc. (a)	25,264	1,699,510
		$1,962,304
Non-Global Systemically Important Banks – 9.9%
Arrow Financial Corp.	5,163	$194,852
Beacon Financial Corp.	136,264	4,230,997
Carter Bankshares, Inc.	50,265	1,570,279
Cathay General Bancorp, Inc.	58,874	3,603,677
Columbia Banking System, Inc.	93,540	2,772,525
Eagle Bancorp, Inc.	30,337	827,897
Metro Bank Holdings PLC	17,288	1,569,405
Midland States Bancorp, Inc.	33,072	1,084,431
Northpointe Bancshares, Inc.	57,142	970,842
Peapack-Gladstone Financial Corp.	25,627	1,143,989
Popular, Inc.	29,600	4,978,424
Primis Financial Corp.	57,977	921,834
Texas Capital Bancshares, Inc.	16,850	1,637,483
UMB Financial Corp.	36,463	5,164,255
United Community Bank, Inc.	36,883	1,285,004
		$31,955,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 2.4%
Expro Ltd. (a)	214,753	$3,891,324
Forum Energy Technologies, Inc. (a)	14,712	1,205,943
Nabors Industries Ltd. (a)	6,734	630,572
Oil States International, Inc. (a)	184,068	1,623,480
Weatherford International PLC	3,061	299,274
		$7,650,593
Pharmaceuticals & Biotechnology – 12.7%
ACADIA Pharmaceuticals, Inc. (a)	39,693	$1,147,525
Amphastar Pharmaceuticals, Inc. (a)	8,087	182,200
AnaptysBio, Inc. (a)	9,741	555,529
Annexon, Inc. (a)	82,340	406,760
Arcturus Therapeutics Holdings, Inc. (a)	36,732	542,164
Arcus Biosciences, Inc. (a)	13,898	406,933
Ardelyx, Inc. (a)	66,858	252,723
Arrowhead Pharmaceuticals, Inc. (a)	5,275	434,607
Arvinas, Inc. (a)	62,272	572,902
Assembly Biosciences, Inc. (a)	18,798	632,177
Bioage Labs, Inc. (a)	11,102	105,469
CG Oncology, Inc. (a)	11,542	867,497
Climb Bio, Inc. (a)	13,972	191,836
Cogent Biosciences, Inc. (a)	20,072	702,520
Collegium Pharmaceutical, Inc. (a)	15,743	387,435
Corvus Pharmaceuticals, Inc. (a)	25,463	357,501
Cullinan Therapeutics, Inc. (a)	25,825	569,958
Cytokinetics, Inc. (a)	21,976	1,558,318
Damora Therapeutics, Inc. (a)	9,682	272,839
Definium Therapeutics, Inc. (a)	4,024	159,833
Edgewise Therapeutics, Inc. (a)	4,024	168,082
Erasca, Inc. (a)	26,033	465,470
Evolus, Inc. (a)	26,881	244,348
Exelixis, Inc. (a)	15,887	868,066
GRAIL, Inc. (a)	8,913	707,425
Greenwich Lifesciences, Inc. (a)(l)	11,459	171,312
Harmony Biosciences Holdings (a)	19,268	758,774
ImmunityBio, Inc. (a)	16,857	134,013
Indivior Pharmaceuticals, Inc. (a)	33,360	1,165,265
Intellia Therapeutics, Inc. (a)	21,198	269,851
Ionis Pharmaceuticals, Inc. (a)	16,571	1,000,226
Jazz Pharmaceuticals PLC (a)	3,794	951,080
Keros Therapeutics, Inc. (a)	30,126	333,796
Kiniksa Pharmaceuticals International PLC (a)	16,947	1,332,543
Kodiak Sciences, Inc. (a)	4,726	176,516
Kura Oncology, Inc. (a)	51,526	651,804
Kymera Therapeutics, Inc. (a)	12,918	1,534,788
Liquidia Corp. (a)	5,209	355,098
Mirum Pharmaceuticals, Inc. (a)	16,363	1,604,392
Monte Rosa Therapeutics, Inc. (a)	34,733	484,178
Neurocrine Biosciences, Inc. (a)	5,168	796,027
Novavax, Inc. (a)	101,173	947,991
Oruka Therapeutics, Inc. (a)	12,289	1,138,207
Pacira BioSciences, Inc. (a)	22,788	590,209
Palvella Therapeutics, Inc. (a)	2,685	409,704
Perrigo Co. PLC	35,599	521,169
Phibro Animal Health Corp., “A”	14,459	545,683
Praxis Precision Medicines, Inc. (a)	6,581	2,305,324
Prothena Corp. PLC (a)	81,185	759,080
PTC Therapeutics, Inc. (a)	4,424	307,645
REGENXBIO, Inc. (a)	68,841	653,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Relay Therapeutics, Inc. (a)	17,160	$315,401
Relmada Therapeutics, Inc. (a)	26,842	117,031
Rigel Pharmaceuticals, Inc. (a)	19,562	903,373
Sarepta Therapeutics, Inc. (a)	35,150	739,204
SELLAS Life Sciences Group, Inc. (a)(l)	10,630	141,804
Septerna, Inc. (a)	6,383	243,511
Spyre Therapeutics, Inc. (a)	1,823	162,849
Sutro Biopharma, Inc. (a)	17,276	349,666
Tango Therapeutics, Inc. (a)	7,122	162,666
Tarsus Pharmaceuticals, Inc. (a)	16,333	1,212,562
Travere Therapeutics, Inc. (a)	8,706	577,034
Twist Bioscience Corp. (a)	1,306	181,534
Ultragenyx Pharmaceutical, Inc. (a)	39,889	1,005,602
Vanda Pharmaceuticals, Inc. (a)	82,307	444,458
Vir Biotechnology, Inc. (a)	59,822	654,453
VOR Biopharma, Inc. (a)	12,036	270,569
Zenas Biopharma, Inc. (a)	5,804	187,585
Zevra Therapeutics, Inc. (a)	14,285	167,706
Zymeworks, Inc. (a)	16,813	494,470
		$40,990,259
Real Estate – 2.2%
Chatham Lodging Trust, REIT	69,635	$907,344
Cushman & Wakefield Ltd. (a)	13,821	186,445
Essential Properties Realty Trust, REIT	140,936	4,228,080
NNN REIT, Inc.	35,934	1,624,217
Urban Edge Properties, REIT	11,367	240,526
		$7,186,612
Real Estate - Storage & Office – 2.4%
Cousins Properties, Inc., REIT	18,188	$527,270
Highwoods Properties, Inc., REIT	99,347	3,040,018
Piedmont Office Realty Trust, Inc., REIT (a)	445,935	4,267,598
		$7,834,886
Restaurants – 1.0%
Bloomin Brands, Inc. (a)	62,366	$642,370
Cava Group, Inc. (a)	4,709	309,617
Chefs' Warehouse, Inc. (a)	20,477	2,303,048
		$3,255,035
Retail & E-commerce – 1.1%
Bath & Body Works, Inc.	34,964	$673,057
Gap, Inc.	107,148	2,390,472
Genesco, Inc. (a)	13,850	463,559
		$3,527,088
Semiconductor & Electronic Components – 3.5%
Advanced Energy Industries, Inc.	7,411	$2,051,809
Allegro MicroSystems, Inc. (a)	42,608	1,544,540
Alpha and Omega Semiconductor Ltd. (a)	20,730	511,202
Arteris, Inc. (a)	16,970	371,304
Cirrus Logic, Inc. (a)	8,348	914,189
Formfactor, Inc. (a)	24,338	2,448,646
Ichor Holdings Ltd. (a)	2,431	130,229
Kimball Electronics, Inc. (a)	37,609	888,325
MaxLinear, Inc., “A” (a)	6,544	392,051
Photronics, Inc. (a)	50,765	1,428,527
Sanmina Corp. (a)	744	146,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
Ultra Clean Holdings, Inc. (a)	4,648	$315,274
Vishay Intertechnology, Inc.	8,917	271,344
		$11,413,800
Software – 6.4%
ACI Worldwide, Inc. (a)	15,935	$849,017
Alkami Technology, Inc. (a)	49,300	1,005,720
Bandwidth, Inc. (a)	6,060	293,486
BILL Holdings, Inc. (a)	48,599	2,392,529
Cerence, Inc. (a)	109,248	922,053
Clear Secure, Inc., “A”	23,852	1,053,066
D-Wave Quantum, Inc. (a)	25,500	438,600
Elastic N.V. (a)	31,303	3,053,608
Five9, Inc. (a)	64,120	2,215,987
JFrog Ltd. (a)	21,347	2,136,194
Navan, Inc., “A” (a)	8,148	236,781
nCino, Inc. (a)	58,957	1,332,428
PagerDuty, Inc. (a)	15,947	225,490
Pegasystems, Inc.	56,628	2,084,477
Thryv, Inc. (a)	86,482	165,180
Upwork, Inc. (a)	124,297	1,122,402
Vertex, Inc., “A” (a)	30,944	438,167
Zeta Global Holdings Corp. (a)	19,239	595,832
		$20,561,017
Telecom Services – 0.7%
Anterix, Inc. (a)	1,728	$157,058
Iridium Communications, Inc.	27,959	1,313,514
Lumen Technologies, Inc. (a)	105,732	660,825
		$2,131,397
Tobacco – 0.3%
Mativ Holdings, Inc.	74,247	$882,797
Transportation & Logistics – 0.4%
RXO, Inc. (a)	34,903	$741,688
Saia, Inc. (a)	1,175	417,278
Teekay Tankers Ltd.	2,353	210,923
		$1,369,889
Travel, Gaming, & Lodging – 0.8%
Allegiant Travel Co. (a)	7,176	$545,735
Pebblebrook Hotel Trust, REIT	17,959	325,417
Ryman Hospitality Properties, Inc., REIT	13,775	1,746,119
		$2,617,271
Utilities – 3.5%
Portland General Electric Co.	90,606	$4,427,009
Southwest Gas Holdings, Inc.	17,537	1,549,043
Spire, Inc.	42,235	3,456,512
UGI Corp.	51,141	1,966,372
		$11,398,936
Total Common Stocks		$321,127,267
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.75% (v)	1,907,810	$1,908,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)	4,240,756	$4,240,756

Other Assets, Less Liabilities – (1.1)%		(3,707,569)
Net Assets – 100.0%		$323,568,455

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,908,001 and
$325,368,023, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$321,127,267	$—	$—	$321,127,267
Investment Companies	6,148,757	—	—	6,148,757
Total	$327,276,024	$—	$—	$327,276,024
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,134,088	$8,074,655	$7,300,697	$(60)	$15	$1,908,001

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,531	$—